Investment Objectives and Goals - WisdomTree Quantum Computing Fund	Oct. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WisdomTree Quantum Computing Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WisdomTree Quantum Computing Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Classiq Quantum Computing Index (the “Index”).